Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 12, 2023
Entity Registrant Name	dei_EntityRegistrantName	WORLD FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001396092
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 12, 2023
Document Effective Date	dei_DocumentEffectiveDate	Jan. 12, 2023
Prospectus Date	rr_ProspectusDate	Aug. 29, 2022
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated January 12, 2023

to the Prospectus and Summary Prospectus dated August 29, 2022

(as may be supplemented from time to time)

On January 12, 2023, the Board of Trustees of World Funds Trust (the “Trust”) approved the elimination of the 2.00% redemption fee with respect to the Investor Class shares and Institutional Class shares (“Shares”) of the Applied Finance Dividend Fund, the Applied Finance Explorer Fund and the Applied Finance Select Fund (each a “Fund” and collectively, the “Funds”), effective January 12, 2023 (the “Effective Date”). Accordingly, as of the Effective Date the Funds will no longer charge a 2.00% redemption fee on the redemption of Fund Shares held for less than 60 calendar days after purchase.

Accordingly, as of the Effective Date, all references to redemption fees in the Funds’ current Prospectus and Summary Prospectus are deleted in their entirety.

If you have questions or need assistance, please contact your financial advisor directly or the Applied Finance Funds toll-free at 800-673-0550.

This Supplement and the existing Prospectus and Summary Prospectus provide relevant information for all Fund shareholders and should be retained for future reference. The Prospectus and Summary Prospectus have been filed with the U.S. Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling the Applied Finance Funds toll-free at 800-673-0550.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Applied Finance Dividend Fund | Applied Finance Dividend Fund - Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AFALX
Applied Finance Dividend Fund | Applied Finance Dividend Fund - Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AFAZX
Applied Finance Explorer Fund | Applied Finance Explorer Fund - Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AFDVX
Applied Finance Explorer Fund | Applied Finance Explorer Fund - Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AFDZX
Applied Finance Select Fund | Applied Finance Select Fund - Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AFVLX
Applied Finance Select Fund | Applied Finance Select Fund - Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AFVZX